Shareholders’ Equity (Details)										12 Months Ended
		Dec. 31, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Jul. 21, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 21, 2024 USD ($)	Jan. 31, 2024 USD ($) $ / shares	Jan. 19, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Mar. 28, 2024 $ / shares shares
Shareholders’ Equity [Line Items]
Preference shares	[1]		100,000							100,000	100,000
Price per share (in Dollars per share) | $ / shares								$ 0.0001
Proceeds from the private placement (in Dollars) | $										$ 980,000
Statutory reserve (in Dollars) | $	[1]		$ 1,497,772							1,497,772	1,497,771
Non-controlling interests (in Dollars) | $	[1]		$ 2,694,355							$ 2,694,355	130,220
Senior Unsecured Convertible Note [Member]
Shareholders’ Equity [Line Items]
Principal amount (in Dollars) | $					$ 1,360,000				$ 550,000
Purchase price (in Dollars) | $					$ 1,250,000		$ 1,360,000		$ 500,000
Streeterville Capital, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary share			0.2371	0.2181		0.3212				0.0001
Converting price per share (in Dollars per share) | $ / shares			$ 2.371	$ 2.181		$ 3.212				$ 2.371
Minimum [Member]
Shareholders’ Equity [Line Items]
After tax net income										10.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
After tax net income										50.00%
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary share consummated	[2]											388,125
Non-Controlling Interests [Member]
Shareholders’ Equity [Line Items]
Non-controlling interests (in Dollars) | $			$ 2,758,784							$ 2,758,784	$ 130,220
SHYD Investment Management Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.001							$ 0.001
Ordinary share, share issued			1,771,835							1,771,835
Repurchase amount (in Dollars) | $										$ 200
Ordinary share, share outstanding			1,771,835							1,771,835
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares													$ 0.0001
Common Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized													500,000,000
Common Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized													5,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares													$ 0.0001
Common Stock [Member] | SHYD Investment Management Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary share, share issued			1,771,835							1,771,835
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]		499,100,000							499,100,000	499,100,000
Ordinary share, par value (in Dollars per share) | $ / shares	[1]		$ 0.001							$ 0.001	$ 0.001
Ordinary share, share issued	[1]		1,771,835							1,771,835	1,400,625
Repurchase canceled (in Dollars) | $										$ 200,000
Ordinary share, share outstanding	[1]		1,771,835							1,771,835	1,400,625
Number of votes										one
Class A Ordinary Shares [Member] | Streeterville Capital, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.001							$ 0.001
Amount received on conversion of rights (in Dollars) | $			$ 52,716	$ 229,273		$ 15,566
Number of shares on conversion of rights			527,159	229,273		155,666
Class A Ordinary Shares [Member] | Mr. Tao Ling [Member]
Shareholders’ Equity [Line Items]
Ownership percentage			13.03%							13.03%
Class A Ordinary Shares [Member] | Mr. Xiaohong Yin [Member]
Shareholders’ Equity [Line Items]
Ownership percentage			6.12%							6.12%
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			4,991,000,000							4,991,000,000
Class A Ordinary Shares [Member] | SHYD Investment Management Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary share, share issued			1,771,835							1,771,835
Issued shares										200,000
Ordinary share, share outstanding			1,571,835							1,571,835
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]		800,000							800,000	800,000
Ordinary share, par value (in Dollars per share) | $ / shares	[1]		$ 0.001							$ 0.001	$ 0.001
Ordinary share, share issued	[1]		200,000							200,000	0
Ordinary share, share outstanding	[1]		200,000							200,000	0
Number of votes										20
Class B Ordinary Shares [Member] | Mr. Tao Ling [Member]
Shareholders’ Equity [Line Items]
Ownership percentage			100.00%							100.00%
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			8,000,000							8,000,000
Class B Ordinary Shares [Member] | SHYD Investment Management Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary share consummated										200,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preference shares													1,000,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Agreement issued										2,800,000
Price per share (in Dollars per share) | $ / shares								$ 0.35
Private Placement [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Proceeds from the private placement (in Dollars) | $								$ 980,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.001							$ 0.001
Scenario, Adjustment [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized													4,991,000,000
Scenario, Adjustment [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized													8,000,000
Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.001
Description of reverse stock split		ten (10) for one (1) reverse stock split
Forecast [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized		4,991,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Forecast [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized		4,991,000,000
Forecast [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized		8,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Preference shares		1,000,000
Forecast [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized		8,000,000

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.
[2]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.